RELATED PARTIES	6 Months Ended
Jun. 30, 2024
RELATED PARTIES
RELATED PARTIES

NOTE 9: — RELATED PARTIES

a.	For the six months ended June 30, 2024, related parties consisted of 11 directors (including the CEO, who is also a key officer and shareholder) who served on the Company’s Board of Directors during the period and 6 other individuals who served as key officers during the period. For the six months ended June 30, 2023, related parties consisted of 9 directors (including the CEO, who is also a key officer and shareholder) who served on the Company’s Board of Directors during the period and 6 other individuals who served as key officers during the period.
b.	Related party transactions:

The Company entered into a number of commercial agreements with a subsidiary of one of its investors in connection with a number of ocean cargo indexes. The investor’s subsidiary serves as a benchmark administrator for the indexes and the Company serves as the calculating agent of these indexes. In addition, the parties share the revenue from licensing certain data used in calculating the indexes. The total expense accrued by the Company during the six month periods ended June 30, 2024 and 2023 was $81 and $95, respectively. The expense was included under sales and marketing in the unaudited interim consolidated statements of profit or loss. Outstanding balance as of June 30, 2024 and December 31, 2023 was $49 and $40 respectively was included under other receivables and prepaid expenses.

Certain of the Company’s investors also conduct business on the Company’s transactional platforms through other of the investors’ respective group members. Fees charged for these users are no more favorable than terms generally available to third parties under the same or similar circumstances.

c.	Benefits to directors:

	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)

Compensation to directors not employed by the Company or on its behalf	$30	$64
Share-based payments to directors not employed by the Company or on its behalf	51	—
	$81	$64
Number of directors who received the above compensation by the Company	4	3

NOTE 9: — RELATED PARTIES (Cont.)

d.	Compensation of key management personnel of the Group recognized as an expense during the reporting period:

	For the period of
	six months ended
	June 30,
	2024	2023
	(unaudited)	(unaudited)
Short-term employee benefits	$826	$1,103
Share-based payments	574	420
Post-employment benefits	18	—
	$1,418	$1,523
Number of key officers	7	7